UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments

A copy of the Schedule of Investments for the period ended 3/31/18 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal
Amount		Value
ASSET-BACKED SECURITIES (8.1%)
$200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	$197,399
200,000	CarMax Auto Owner Trust, Series 2015- 1, Class A4, 1.83%, 7/15/20	198,920
375,000	CarMax Auto Owner Trust, Series 2016- 4, Class A3, 1.40%, 8/15/21	369,743
71,357	Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A4, 1.55%, 2/18/20 (1)	71,267
170,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (1)	168,978
250,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	246,317
200,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	197,148
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	197,612
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	99,154
150,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	145,690
300,000	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	299,231
110,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	108,598
188,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/20	186,632
150,000	GM Financial Automobile Leasing Trust, Series 2016-1, Class B, 2.59%, 3/20/20	149,942
218,000	GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.06%, 5/20/20	216,634
200,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (1)	199,000
450,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	442,944
105,000	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.05%, 11/22/21	104,016
170,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (1)	169,205
250,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (1)	247,792
225,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A4, 2.21%, 9/15/21 (1)	222,684
365,000	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/21	360,557
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	200,825
TOTAL ASSET-BACKED SECURITIES
(Cost $4,840,517) (8.1%)		4,800,288
COMMERCIAL MORTGAGE-BACKED SECURITIES (7.8%)
562,817	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A1, 1.88%, 12/10/49	553,471
150,000	COMM Mortgage Trust, Series 2014- UBS2, Class AM, 4.20%, 3/10/47	154,179
150,000	COMM Mortgage Trust, Series 2015- PC1, Class AM, 4.29%, 7/10/50 (2)	154,693
200,000	FHLMC Multifamily Structured Pass- Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (2)	203,729
150,000	FHLMC Multifamily Structured Pass- Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (2)	150,840
300,000	FHLMC Multifamily Structured Pass- Through Certificates, Series K729, Class A2, 3.14%, 10/25/24	301,289
250,000	FREMF Mortgage Trust, Series 2013- K24, Class B, 3.50%, 11/25/45 (1)(2)	250,252
200,000	FREMF Mortgage Trust, Series 2013- K713, Class B, 3.16%, 4/25/46 (1)(2)	200,576
150,000	FREMF Mortgage Trust, Series 2013- K34, Class B, 3.74%, 9/25/46 (1)(2)	148,399
200,000	FREMF Mortgage Trust, Series 2014- K717, Class B, 3.63%, 11/25/47 (1)(2)	202,398
257,034	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	245,063
276,399	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	260,514
241,901	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	244,325
130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	130,021
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	246,775
150,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	150,221
102,695	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1-month LIBOR + 0.70%, 2.52%, 9/20/34 (2)	98,664
71,690	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 3.54%, 6/25/34 (2)	72,030
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	99,481
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	174,391

1

March 31, 2018

Principal
Amount		Value
$233,458	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	$229,591
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	101,130
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	203,408
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $4,711,104) (7.8%)		4,575,440
CORPORATE BONDS & NOTES (40.1%)
BASIC MATERIALS (1.6%)
	CHEMICALS (0.9%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	234,688
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	178,270
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (1)	118,750
		531,708
	IRON & STEEL (0.1%)
56,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22	57,456
	MINING (0.6%)
150,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)(3)	150,978
175,000	Kinross Gold Corp., Guaranteed Notes, 5.95%, 3/15/24	188,038
		339,016
		928,180
COMMUNICATIONS (4.2%)
	INTERNET (0.8%)
125,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	138,473
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	156,000
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	201,102
		495,575
	MEDIA (1.8%)
200,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	198,754
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	178,834
145,000	Comcast Corp., Guaranteed Notes, 4.05%, 11/1/52	136,099
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (3)	207,310
150,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40	172,117
150,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	145,024
		1,038,138
	TELECOMMUNICATIONS (1.6%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	200,316
263,000	AT&T, Inc., Senior Unsecured Notes, 4.30%, 2/15/30 (1)	261,498
100,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	97,930
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	259,288
150,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	151,848
		970,880
		2,504,593
CONSUMER, CYCLICAL (3.8%)
	AUTO MANUFACTURERS (0.8%)
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	302,903
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	198,543
		501,446
	AUTO PARTS & EQUIPMENT (0.5%)
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	177,625
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	97,250
		274,875
	HOME BUILDERS (1.4%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	152,535
200,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20 (1)	211,250
125,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	125,481
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	151,665
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	172,813
		813,744
	LEISURE TIME (0.3%)
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	161,724
	LODGING (0.2%)
150,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	149,812

2

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
	RETAIL (0.6%)
$100,000	Dollar General Corp., Senior Unsecured Notes, 4.15%, 11/1/25 (3)	$102,765
225,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	231,910
		334,675
		2,236,276
CONSUMER, NON-CYCLICAL (3.8%)
	BIOTECHNOLOGY (0.3%)
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	148,759
	COMMERCIAL SERVICES (0.7%)
100,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	101,999
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	209,526
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	125,938
		437,463
	HEALTHCARE PRODUCTS (0.3%)
100,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.25%, 11/12/20	99,757
100,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	100,014
		199,771
	HEALTHCARE SERVICES (1.3%)
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	125,313
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	149,087
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	151,500
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	165,686
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	148,655
		740,241
	PHARMACEUTICALS (1.2%)
125,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	128,902
100,000	Allergan Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	99,238
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21	251,361
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	208,489
		687,990
		2,214,224
ENERGY (4.4%)
	OIL & GAS (2.5%)
150,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26	158,404
100,000	Concho Resources, Inc., Guaranteed Notes, 4.88%, 10/1/47	106,138
175,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (3)	176,969
175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	178,887
125,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	122,219
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	148,213
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	147,750
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	207,952
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	252,525
		1,499,057
	PIPELINES (1.9%)
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	105,166
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	248,910
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	145,311
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	247,700
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	163,950
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	210,080
		1,121,117
		2,620,174
FINANCIAL (16.8%)
	BANKS (8.0%)
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	305,884
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	149,326
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (3)	159,000
250,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	253,919
100,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	99,825
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	198,538

3

March 31, 2018

Principal
Amount		Value
$150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	$147,715
174,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	190,845
200,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	202,100
100,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	99,984
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20 (3)	149,708
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	196,508
150,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	187,907
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	256,053
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	239,493
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	200,994
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	249,893
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	248,952
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	248,318
250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 5.13%, 2/8/20	259,398
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	197,771
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	263,677
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	245,844
		4,751,652
	DIVERSIFIED FINANCIAL SERVICES (4.0%)
125,000	Air Lease Corp., Senior Unsecured Notes, 3.25%, 3/1/25	119,254
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	208,950
250,000	American Express Co., Senior Unsecured Notes, 3-month LIBOR + 0.59%, 2.49%, 5/22/18 (2)	250,144
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	207,707
149,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	152,539
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	247,309
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	203,331
100,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	99,917
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	242,900
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	251,147
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,548
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	201,672
		2,334,418
	INSURANCE (1.1%)
150,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	158,195
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	202,079
125,000	Radian Group, Inc., Senior Unsecured Notes, 4.50%, 10/1/24 (3)	122,188
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	161,919
		644,381
	REITS (3.7%)
125,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	123,635
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	182,063
150,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	152,281
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	210,478
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	365,895
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	247,683
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	255,445
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	369,250
100,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	96,750
200,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	212,778
		2,216,258
		9,946,709
INDUSTRIAL (1.8%)
	BUILDING MATERIALS (0.2%)
150,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	144,466
	ELECTRONICS (0.2%)
100,000	Allegion US Holding Co., Inc., Guaranteed Notes, 3.55%, 10/1/27	94,655
	MACHINERY DIVERSIFIED (0.4%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	216,500
	MISCELLANEOUS MANUFACTURERS (0.3%)
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	200,715
	PACKAGING & CONTAINERS (0.3%)
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	150,348

4

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
	TRANSPORTATION (0.4%)
$250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	$250,279
		1,056,963
TECHNOLOGY (0.7%)
	SOFTWARE (0.7%)
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	155,139
125,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (1)	127,969
100,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	110,706
		393,814
		393,814
UTILITIES (3.0%)
	ELECTRIC (2.7%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	107,367
150,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	153,010
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	154,585
100,000	FirstEnergy Corp., Series A, Senior Unsecured Notes, 2.85%, 7/15/22	97,072
380,000	Florida Power & Light Co., 4.95%, 6/1/35	432,594
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	192,023
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21	99,643
150,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	155,987
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	116,443
125,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	123,941
		1,632,665
	GAS (0.3%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	157,246
		1,789,911
	TOTAL CORPORATE BONDS & NOTES
	(Cost $23,572,721) (40.1%)	23,690,844

FOREIGN GOVERNMENT OBLIGATIONS (2.7%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	199,970
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	244,643
125,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (1)	125,918
300,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (3)	303,300
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	153,975
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (3)	130,687
175,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	177,079
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	259,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,594,619) (2.7%)		1,595,322
LONG-TERM MUNICIPAL SECURITIES (2.6%)
	CALIFORNIA (0.9%)
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	149,625
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	87,389
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	200,900
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	101,502
		539,416
	NEW YORK (0.4%)
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	221,405

5

March 31, 2018

Principal
Amount		Value
	TEXAS (1.3%)
$500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	$495,755
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	273,977
		769,732
TOTAL LONG-TERM MUNICIPAL SECURITIES
(Cost $1,515,630) (2.6%)		1,530,553
U.S. GOVERNMENT AGENCY OBLIGATIONS (19.2%)
61,732	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	65,950
36,474	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	38,966
380,725	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	394,119
82,226	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	85,127
58,765	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	59,210
264,592	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	275,635
137,614	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	138,658
232,242	FHLMC Gold PC Pool #G08761, 3.50%, 5/1/47	233,070
136,270	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	142,155
73,473	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	74,031
92,125	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	95,281
124,805	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	125,752
235,737	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	229,979
305,148	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	299,966
490,302	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	505,294
250,000	FNMA, 2.38%, 1/19/23	246,858
250,000	FNMA, 2.63%, 9/6/24	247,816
540,000	FNMA, 1.88%, 9/24/26	497,689
35,495	FNMA Pool #255496, 5.00%, 11/1/34	38,269
77,516	FNMA Pool #626440, 7.50%, 2/1/32	86,084
38,534	FNMA Pool #735224, 5.50%, 2/1/35	42,325
67,237	FNMA Pool #919584, 6.00%, 6/1/37	75,437
35,612	FNMA Pool #AB2053, 3.50%, 1/1/26	36,339
189,759	FNMA Pool #AB2346, 4.50%, 2/1/41	200,718
149,028	FNMA Pool #AB5231, 2.50%, 5/1/27	147,207
171,259	FNMA Pool #AB5716, 3.00%, 7/1/27	172,073
250,297	FNMA Pool #AB8144, 5.00%, 4/1/37	268,860
61,344	FNMA Pool #AD8536, 5.00%, 8/1/40	66,343
100,928	FNMA Pool #AE1853, 4.00%, 8/1/40	104,325
50,428	FNMA Pool #AH3226, 5.00%, 2/1/41	54,519
86,965	FNMA Pool #AH8932, 4.50%, 4/1/41	91,989
160,648	FNMA Pool #AI4285, 5.00%, 6/1/41	173,729
130,945	FNMA Pool #AJ5888, 4.50%, 11/1/41	138,177
36,778	FNMA Pool #AJ9278, 3.50%, 12/1/41	37,124
77,565	FNMA Pool #AL3272, 5.00%, 2/1/25	82,920
230,939	FNMA Pool #AQ0287, 3.00%, 10/1/42	227,375
88,179	FNMA Pool #AR2174, 3.00%, 4/1/43	86,820
376,706	FNMA Pool #AR6394, 3.00%, 2/1/43	370,858
83,203	FNMA Pool #AS3155, 4.00%, 8/1/44	85,582
59,620	FNMA Pool #AS3157, 4.00%, 8/1/44	61,325
84,716	FNMA Pool #AS4177, 4.50%, 12/1/44	88,894
367,602	FNMA Pool #AS5892, 3.50%, 10/1/45	368,960
115,952	FNMA Pool #AS6102, 3.50%, 11/1/45	116,344
206,294	FNMA Pool #AS6205, 3.50%, 11/1/45	206,992
164,518	FNMA Pool #AS6385, 4.00%, 12/1/45	168,946
191,525	FNMA Pool #AS9562, 3.00%, 5/1/47	186,962
223,569	FNMA Pool #AU1847, 3.00%, 9/1/43	220,117
106,928	FNMA Pool #AU2135, 2.50%, 8/1/28	105,556
206,648	FNMA Pool #AU4279, 3.00%, 9/1/43	203,463
93,364	FNMA Pool #AU4290, 4.00%, 9/1/43	96,319
275,039	FNMA Pool #AV0703, 4.00%, 12/1/43	283,452
91,116	FNMA Pool #AW6645, 3.00%, 6/1/29	91,268
117,966	FNMA Pool #AW7362, 2.50%, 8/1/29	116,089
206,221	FNMA Pool #AX0416, 4.00%, 8/1/44	211,993
168,648	FNMA Pool #AX9013, 3.50%, 2/1/45	169,425
178,773	FNMA Pool #AY1670, 3.50%, 2/1/45	179,651
187,915	FNMA Pool #AY2728, 2.50%, 2/1/30	184,805
187,313	FNMA Pool #AY4195, 4.00%, 5/1/45	192,574
68,028	FNMA Pool #AZ7793, 3.50%, 8/1/45	68,311
214,111	FNMA Pool #BA3885, 3.50%, 11/1/45	214,800
94,401	FNMA Pool #BC9708, 3.00%, 10/1/46	92,154
231,123	FNMA Pool #BD8213, 3.00%, 9/1/46	225,619
209,155	FNMA Pool #MA0641, 4.00%, 2/1/31	216,236
82,099	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	79,221
300,000	FNMA TBA, 4.50%, 4/1/48	314,127
110,525	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	108,633
27,167	GNMA I Pool #548880, 6.00%, 12/15/31	30,232
25,028	GNMA I Pool #583008, 5.50%, 6/15/34	27,481
20,524	GNMA I Pool #605025, 6.00%, 2/15/34	22,839
122,700	GNMA II Pool #5332, 4.00%, 3/20/42	128,272
126,919	GNMA II Pool #MA1520, 3.00%, 12/20/43	125,506
90,309	GNMA II Pool #MA2445, 3.50%, 12/20/44	91,332
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,602,525) (19.2%)		11,340,527
U.S. TREASURY OBLIGATIONS (17.3%)
	U.S. TREASURY NOTES & BONDS (17.3%)
370,000	U.S. Treasury Bonds, 4.38%, 2/15/38	455,259
3,314,000	U.S. Treasury Bonds, 3.00%, 2/15/48	3,332,900
312,155	U.S. Treasury Bonds TIPS, 2.00%, 1/15/26	344,692
650,000	U.S. Treasury Notes, 1.75%, 9/30/19	645,354

6

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$1,175,000	U.S. Treasury Notes, 1.38%, 3/31/20	$1,153,795
830,000	U.S. Treasury Notes, 2.13%, 6/30/21	821,862
965,000	U.S. Treasury Notes, 1.75%, 2/28/22	938,387
640,000	U.S. Treasury Notes, 1.38%, 6/30/23	602,075
1,085,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,056,646
870,000	U.S. Treasury Notes, 2.38%, 5/15/27	844,070
TOTAL U.S. TREASURY NOTES & BONDS
(Cost $10,131,888) (17.3%)		10,195,040
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,131,888) (17.3%)		10,195,040

Shares		Value
SHORT-TERM INVESTMENTS (4.2%)
	MONEY MARKET FUNDS (4.2%)
1,681,746	State Street Institutional U.S. Government Money Market Fund, Premier Class	1,681,746
824,805	State Street Navigator Securities Lending Government Money Market Portfolio (4)	824,805
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,506,551) (4.2%)		2,506,551
TOTAL INVESTMENT SECURITIES (102.0%)
(Cost $60,475,555)		$60,234,565
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.0%)		(1,179,949)
NET ASSETS (5) (100%)		$59,054,616

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of March 31, 2018, the market value of the securities on loan was $1,300,525.
(4)	Securities with an aggregate market value of $1,300,525 were out on loan in exchange for $824,805 of cash collateral as of March 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $60,475,555, aggregate gross unrealized appreciation was $632,132, aggregate gross unrealized depreciation was $873,122 and the net unrealized depreciation was $240,990.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
TIPS	Treasury Inflation Prorated Security

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$4,800,288	$—	$4,800,288
Commercial Mortgage-Backed Securities	—	4,575,440	—	4,575,440
Corporate Bonds & Notes*	—	23,690,844	—	23,690,844
Foreign Government Obligations	—	1,595,322	—	1,595,322
Long-Term Municipal Securities*	—	1,530,553	—	1,530,553
U.S. Government Agency Obligations	—	11,340,527	—	11,340,527
U.S. Treasury Obligations	—	10,195,040	—	10,195,040
Short-Term Investments	2,506,551	—	—	2,506,551
Total Investments in Securities	$2,506,551	$57,728,014	$—	$60,234,565

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2018, there were no among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2018